FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Summary of Commodity Price Contracts (Details) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD CAD / bbl bbl $ / bbl
Commodity price risk | Financial Crude Oil Contracts: | 2018
Disclosure of detailed information about hedging instruments [line items]
Nominal volume (in bbl/d) | bbl	8,000
Price per unit (in usd per bbl)	49.97
Cdn$1/bbl increase in future oil prices | Financial Crude Oil Contracts:
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic | CAD	CAD (3.5)
Benchmark for sensitivity analysis | CAD / bbl	1
Cdn$1/bbl decrease in future oil prices | Financial Crude Oil Contracts:
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic | CAD	CAD 3.5
Benchmark for sensitivity analysis | CAD / bbl	1
WTI less $16.95 | Commodity price risk | Physical Delivery Contracts | 2018
Disclosure of detailed information about hedging instruments [line items]
Nominal volume (in bbl/d) | bbl	12,000
WTI less $16.95 | Commodity price risk | Physical Delivery Contracts | 2018 | Maximum
Disclosure of detailed information about hedging instruments [line items]
Price per unit (in usd per bbl)	16.95
WTI less $16.50 - $19.25 | Commodity price risk | Physical Delivery Contracts | 2018
Disclosure of detailed information about hedging instruments [line items]
Nominal volume (in bbl/d) | bbl	5,000
WTI less $16.50 - $19.25 | Commodity price risk | Physical Delivery Contracts | 2018 | Maximum
Disclosure of detailed information about hedging instruments [line items]
Price per unit (in usd per bbl)	19.25
WTI less $16.50 - $19.25 | Commodity price risk | Physical Delivery Contracts | 2018 | Minimum
Disclosure of detailed information about hedging instruments [line items]
Price per unit (in usd per bbl)	16.50
WTI less $17.95 | Commodity price risk | Physical Delivery Contracts | 2019
Disclosure of detailed information about hedging instruments [line items]
Nominal volume (in bbl/d) | bbl	2,500
WTI less $17.95 | Commodity price risk | Physical Delivery Contracts | 2019 | Maximum
Disclosure of detailed information about hedging instruments [line items]
Price per unit (in usd per bbl)	17.95
WTI less $17.70 - $20.45 | Commodity price risk | Physical Delivery Contracts | 2019
Disclosure of detailed information about hedging instruments [line items]
Nominal volume (in bbl/d) | bbl	5,000
WTI less $17.70 - $20.45 | Commodity price risk | Physical Delivery Contracts | 2019 | Maximum
Disclosure of detailed information about hedging instruments [line items]
Price per unit (in usd per bbl)	20.45
WTI less $17.70 - $20.45 | Commodity price risk | Physical Delivery Contracts | 2019 | Minimum
Disclosure of detailed information about hedging instruments [line items]
Price per unit (in usd per bbl)	17.70